Income Taxes - Schedule of Reconciliation of US Federal Statutory Income Taxes (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Income tax recovery at statutory rate	$ (48,399)	$ (21,217)
Valuation allowance change	48,399	21,217
Provision for income taxes	$ 0	$ 0